John Hancock Investment Grade Bond Fund Expense Example - John Hancock Investment Grade Bond Fund Classes A C I R2 R4 and R6 [Member] - John Hancock Investment Grade Bond Fund	May 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 473
Expense Example, with Redemption, 3 Years	639
Expense Example, with Redemption, 5 Years	821
Expense Example, with Redemption, 10 Years	1,345
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	252
Expense Example, with Redemption, 3 Years	484
Expense Example, with Redemption, 5 Years	839
Expense Example, with Redemption, 10 Years	1,638
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	301
Expense Example, with Redemption, 10 Years	684
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,161
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	239
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	975
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	$ 561